Stockholders’ Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2022
Subsidiary or Equity Method Investee [Line Items]
Schedule of Stock Option Activity

The information below summarizes the stock options:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding at December 31, 2020	12,006	$102.9	100.50
Granted	1,633	48.00	102.00
Exercised	-	-	-
Cancelled	(1,404)	117.60	43.20
Outstanding at December 31, 2021	12,235	$96.90	107.40
Granted	-	-	-
Exercised	-	-	-
Cancelled	(1,020)	97.80	49.50
Outstanding at December 31, 2022	11,215	$96.90	112.50

Schedule of Restricted Stock Units

	Number of Shares	Weighted Average Grant Date Fair Value

Outstanding at December 31, 2020	14,688	$54.90
Granted	900	46.80
Vested	(6,896)	46.80
Cancelled	-	-
Outstanding at December 31, 2021	8,692	$60.60
Granted	30,400	15.30
Vested	(14,896)	28.8
Cancelled	(167)	13.20
Outstanding at December 31, 2022	24,029	$23.40

Schedule of Components of Income tax Benefits

	December 31, 2022	December 31, 2021
Current income tax expense (refund) - federal	$-	$-
Current income tax expense (refund) - state	-	-
Total current income tax expense (refund)	-	-

Deferred income tax expense (benefit) - federal	-	-
Deferred income tax expense (benefit) - state	-	-
Total deferred income tax expense (benefit)	-	-

Total provision for income taxes	$-	$-

Schedule of Deferred Tax Assets

The tax effects of temporary differences which give rise to the significant portions of deferred tax assets or liabilities at December 31, 2022 and 2021 are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Reserves & allowances	$20,738	$20,880
Charitable contribution carry-forward	3,000	3,020
Net operating loss carry-forward - federal	7,778,105	6,049,391
Net operating loss carry-forward - state	2,294,317	1,887,147
Amortization	2,029,833	-
Non-qualified stock options	459,093	349,328
Total deferred tax assets	$12,585,086	$8,309,766

Deferred tax liabilities:
Depreciation	$(2,914)	$(200,738)
Amortization	-	(119,004)
Total deferred tax liabilities	$(2,914)	$(319,742)

Less valuation allowance	(12,582,172)	(7,990,024)
Total net deferred tax assets	$-	$-

Schedule of Effective Income Tax Rate

The reconciliation of the income tax (benefit) to the U.S. federal statutory income tax rate is as follows:

	December 31, 2022	December 31, 2021
Federal statutory income tax	21.00%	21.00%
Permanent differences	(0.01)%	(0.01)%
Change in Tax Credits	0.00%	0.00%
Change in Tax Rate	0.00%	0.00%
Change in valuation allowance	(25.20)%	(25.77)%
State income taxes, net of federal benefit	4.61%	4.78%
Prior year adjustments	(0.40)%	0.00%
Total	0.00%	0.00%

Schedule of Preliminary Unaudited Pro Forma

	12/31/2022 Results Presented in the 10-K	Impact From the Sale of Operations Associated with Louisiana Orthopedic on 01/27/2023 (Unaudited)	Impact from the Sale of The BackSpace Operations on 02/17/2023 Unaudited)	Resulting Impact of Subsequent Events on 12/31/2022 Results (Unaudited)
Assets:
Current Assets	$4,207,927	$(673,650)	$(55,478)	$3,478,799
Property and equipment, net	1,584,714	(111,688)	(631,281)	841,745
Other Assets	5,288,965	(634,887)	(932,504)	3,721,574
Total Assets	11,081,606	(1,420,225)	(1,619,263)	8,042,118

Liabilities and Stockholders equity:
Current Liabilities	3,713,832	(133,569)	(192,792)	3,387,471
Long-Term Liabilities	2,716,518	(447,318)	(679,621)	1,589,579
Total Liabilities	6,430,350	(580,887)	(872,413)	4,977,050

Accumulated deficit	$(46,519,740)	$(839,338)	$(746,850)	$(48,105,928)

Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Schedule of Stock Option Activity

Stock option activities for the years ended September 30, 2023 and 2022 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Balance Outstanding September 30, 2021	-	-
Granted	1,901,410,519	0.0036
Forfeited/Expired	-	-
Balance Outstanding September 30, 2022	1,901,410,519	0.0036
Granted	-	-
Forfeited/Expired	(237,139,599)	0.0036
Balance Outstanding September 30, 2023	1,664,270,920	0.0036
Exercisable, September 30, 2023 (a)	1,568,866,805	0.0036

The following table summarizes additional information on the Company’s stock options outstanding at September 30, 2023:

Options Outstanding				Options Exercisable (a)
Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Term (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price
0.0036	1,664,270,920	8.88	0.0036	1,568,866,805	0.0036

(a)	All vested options are only exercisable upon the company filing an S-8 to register the underlying shares.

Schedule of Deferred Tax Assets

The Company’s approximate net deferred tax asset as of September 30, 2023 and 2022 was as follow:

	Years Ended September 30,
	2023	2022
Net operating loss carry-forwards	$15,415,019	$12,967,136
Total deferred tax asset	15,415,019	12,967,136
Less: valuation allowance	(15,415,019)	(12,967,136)
Net deferred tax asset	$—	$—

Schedule of Effective Income Tax Rate

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the fiscal years ended September 30, 2023 and 2022 are as follow:

	Years Ended September 30,
	2023	2022
Income tax benefit at U.S. statutory rate of 21%	$(6,490,576)	$(2,675,812)
Income tax benefit – state	(1,431,017)	(589,953)
Non-deductible expenses	5,473,710	1,543,675)
Change in valuation allowance	2,447,883	1,722,090
Total provision for income tax	$—	$—